UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08558
Investment Company Act File Number
Multi-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
May 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Multi-Cap Growth Portfolio
May 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 104.0%(1)

Security	Shares	Value
Aerospace & Defense — 1.9%
Precision Castparts Corp.	23,100	$3,629,011

		$3,629,011

Air Freight & Logistics — 1.5%
Expeditors International of Washington, Inc.	54,900	$2,899,818

		$2,899,818

Auto Components — 1.0%
Lear Corp.	39,300	$1,997,226

		$1,997,226

Beverages — 1.5%
Anheuser-Busch InBev NV ADR	46,400	$2,806,272

		$2,806,272

Capital Markets — 2.6%
Lazard, Ltd., Class A	77,000	$2,999,150
T. Rowe Price Group, Inc.	30,800	1,949,640

		$4,948,790

Chemicals — 4.2%
Albemarle Corp.	33,100	$2,344,804
Celanese Corp., Class A	54,050	2,815,464
Monsanto Co.	39,000	2,770,560

		$7,930,828

Commercial Banks — 0.8%
SVB Financial Group(2)(3)	25,700	$1,526,066

		$1,526,066

Commercial Services & Supplies — 1.5%
Waste Connections, Inc.(3)	89,299	$2,807,561

		$2,807,561

Communications Equipment — 6.9%
Acme Packet, Inc.(2)	9,900	$749,331
Brocade Communications Systems, Inc.(2)	643,979	4,295,340
QUALCOMM, Inc.	57,100	3,345,489
Research In Motion, Ltd.(2)	40,945	1,754,493
Riverbed Technology, Inc.(2)(3)	65,600	2,487,552
Sycamore Networks, Inc.	22,400	542,976

		$13,175,181

Computers & Peripherals — 10.0%
Apple, Inc.(2)	23,200	$8,069,656
Dell, Inc.(2)	156,500	2,516,520
EMC Corp.(2)	213,200	6,069,804
Quantum Corp.(2)(3)	811,500	2,491,305

		$19,147,285

Construction & Engineering — 1.0%
Foster Wheeler AG(2)(3)	57,500	$1,969,950

		$1,969,950

Security	Shares	Value
Diversified Financial Services — 2.8%
CME Group, Inc.	8,000	$2,286,080
Moody’s Corp.(3)	77,100	3,077,061

		$5,363,141

Electrical Equipment — 1.6%
Regal Beloit Corp.	45,500	$3,139,500

		$3,139,500

Energy Equipment & Services — 3.8%
Halliburton Co.	71,600	$3,590,740
Rowan Cos., Inc.(2)	29,100	1,153,815
Tidewater, Inc.(3)	47,200	2,579,480

		$7,324,035

Food Products — 2.3%
Green Mountain Coffee Roasters, Inc.(2)	54,100	$4,456,217

		$4,456,217

Health Care Equipment & Supplies — 2.2%
Analogic Corp.(3)	19,700	$1,052,965
St. Jude Medical, Inc.	63,900	3,237,813

		$4,290,778

Health Care Providers & Services — 6.5%
AmerisourceBergen Corp.	74,900	$3,087,378
Catalyst Health Solutions, Inc.(2)	26,800	1,635,604
Express Scripts, Inc.(2)(3)	55,200	3,287,712
MEDNAX, Inc.(2)	32,600	2,449,890
Team Health Holdings, Inc.(2)(3)	87,200	1,953,280

		$12,413,864

Health Care Technology — 1.2%
Allscripts Healthcare Solutions, Inc.(2)	116,600	$2,344,826

		$2,344,826

Hotels, Restaurants & Leisure — 1.6%
Yum! Brands, Inc.	54,800	$3,031,536

		$3,031,536

Household Durables — 1.5%
Tempur-Pedic International, Inc.(2)(3)	45,323	$2,947,808

		$2,947,808

Household Products — 2.4%
Church & Dwight Co., Inc.	25,900	$2,178,190
Henkel AG & Co. KGaA	43,000	2,491,959

		$4,670,149

Insurance — 1.3%
Aflac, Inc.	50,700	$2,422,953

		$2,422,953

Internet & Catalog Retail — 2.7%
Amazon.com, Inc.(2)	13,200	$2,596,308
Priceline.com, Inc.(2)(3)	5,100	2,627,469

		$5,223,777

Internet Software & Services — 2.7%
LinkedIn Corp., Class A(2)(3)	4,600	$375,268
Rackspace Hosting, Inc.(2)(3)	107,200	4,716,800

		$5,092,068

Security	Shares	Value
IT Services — 1.2%
Accenture PLC, Class A	38,400	$2,203,776

		$2,203,776

Machinery — 4.2%
Danaher Corp.	61,900	$3,375,407
Kennametal, Inc.	49,200	2,053,116
Parker Hannifin Corp.	28,500	2,532,225

		$7,960,748

Media — 3.6%
IMAX Corp.(2)(3)	72,500	$2,697,725
Sirius XM Radio, Inc.(2)(3)	942,600	2,215,110
Walt Disney Co. (The)	47,900	1,994,077

		$6,906,912

Metals & Mining — 1.2%
Cliffs Natural Resources, Inc.	26,100	$2,367,270

		$2,367,270

Oil, Gas & Consumable Fuels — 6.4%
Alpha Natural Resources, Inc.(2)	46,500	$2,547,735
Cabot Oil & Gas Corp.(3)	45,700	2,684,875
Chesapeake Energy Corp.	29,300	918,262
Hess Corp.	33,500	2,647,505
NAL Energy Corp.(3)	81,600	990,469
Rosetta Resources, Inc.(2)	27,845	1,368,582
SM Energy Co.	14,800	984,052

		$12,141,480

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A	23,900	$2,449,989

		$2,449,989

Pharmaceuticals — 4.2%
Allergan, Inc.	40,900	$3,383,657
Teva Pharmaceutical Industries, Ltd. ADR	28,700	1,460,830
Warner Chilcott PLC, Class A	129,300	3,117,423

		$7,961,910

Road & Rail — 2.4%
J.B. Hunt Transport Services, Inc.	43,300	$1,985,305
Kansas City Southern(2)	42,846	2,523,201

		$4,508,506

Semiconductors & Semiconductor Equipment — 4.9%
Cirrus Logic, Inc.(2)(3)	184,800	$3,039,960
Cypress Semiconductor Corp.(2)	144,700	3,388,874
Veeco Instruments, Inc.(2)(3)	50,700	2,919,813

		$9,348,647

Software — 2.8%
Oracle Corp.	113,500	$3,883,970
VMware, Inc., Class A(2)	15,300	1,488,996

		$5,372,966

Specialty Retail — 1.1%
Advance Auto Parts, Inc.(3)	32,959	$2,046,754

		$2,046,754

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., Class B	19,700	$1,663,665
Warnaco Group, Inc. (The)(2)(3)	29,800	1,643,470

		$3,307,135

Security	Shares	Value
Trading Companies & Distributors — 1.5%
WESCO International, Inc.(2)(3)	51,820	$2,881,192

		$2,881,192

Wireless Telecommunication Services — 2.0%
Sprint Nextel Corp.(2)	646,900	$3,784,365

		$3,784,365

Total Common Stocks (identified cost $163,730,180)		$198,800,290

Short-Term Investments — 16.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.13%(4)(5)	$31,560	$31,560,140

Total Short-Term Investments (identified cost $31,560,140)		$31,560,140

Total Investments — 120.5% (identified cost $195,290,320)		$230,360,430

Covered Call Options Written — (0.0)%(6)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Albemarle Corp.	82	$75.00	6/18/11	$(2,050)
Amazon.com, Inc.	35	200.00	6/18/11	(10,395)
Celanese Corp., Class A	119	57.50	6/18/11	(1,785)
Estee Lauder Cos., Inc. (The), Class A	22	105.00	6/18/11	(2,200)
Green Mountain Coffee Roasters, Inc.	60	82.50	6/18/11	(17,370)
IMAX Corp.	66	39.00	6/18/11	(3,795)
Kansas City Southern	107	60.00	6/18/11	(8,828)
Oracle Corp.	1,135	37.00	6/18/11	(3,405)
Priceline.com, Inc.	5	550.00	6/18/11	(737)
Rackspace Hosting, Inc.	268	48.00	6/18/11	(9,380)
Sirius XM Radio, Inc.	2,000	2.50	6/18/11	(10,000)
Sycamore Networks, Inc.	224	25.00	6/18/11	(8,960)
Veeco Instruments, Inc.	152	60.00	6/18/11	(13,680)

Total Covered Call Options Written (premiums received $115,548)				$(92,585)

Other Assets, Less Liabilities — (20.5)%				$(39,185,674)

Net Assets — 100.0%				$191,082,171

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		A portion of each applicable common stock for which a written call option is outstanding at May 31, 2011 has been pledged as collateral for such written option.

(2)		Non-income producing security.

(3)		All or a portion of this security was on loan at May 31, 2011.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2011. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment for the fiscal year to date ended May 31, 2011 were $64,923 and $5,606, respectively.

(5)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at May 31, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At May 31, 2011, the Portfolio loaned securities having a market value of $30,984,754 and received $31,560,140 of cash collateral for the loans.

(6)		Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$196,085,693

Gross unrealized appreciation	$35,380,094
Gross unrealized depreciation	(1,105,357)

Net unrealized appreciation	$34,274,737

Written call options activity for the fiscal year to date ended May 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	—	$—
Options written	13,373	779,967
Options terminated in closing purchase transactions	(575)	(26,115)
Options exercised	(1,949)	(241,278)
Options expired	(6,574)	(397,026)

Outstanding, end of period	4,275	$115,548

At May 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Portfolio in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Portfolio retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At May 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $92,585.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$198,800,290	$—	$—	$198,800,290
Short-Term Investments	—	31,560,140	—	31,560,140

Total Investments	$198,800,290	$31,560,140	$—	$230,360,430

Liability Description

Covered Call Options Written	$(92,585)	$—	$—	$(92,585)

Total	$(92,585)	$—	$—	$(92,585)

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs. At May 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	July 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	July 25, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	July 25, 2011